Property and Equipment, Net - Depreciation expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 11.4	¥ 21.1	¥ 32.5